Document and Entity Information	Oct. 26, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002051380
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	GrabAGun Digital Holdings Inc.
Entity Incorporation State Country Code	TX
Entity File Number	001-42748
Entity Tax Identification Number	33-4289144
Entity Address, Address Line One	200 East Beltline Road
Entity Address, Address Line Two	Suite 403
Entity Address, City or Town	Coppell
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	(972)
Local Phone Number	552-7246
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	PEW
M 0 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	PEWW